T. ROWE PRICE New Jersey Tax-Free Bond Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.0%
DELAWARE  0.9%
Delaware River & Bay Auth., 4.00%, 1/1/42  550 544
Delaware River & Bay Auth., 4.00%, 1/1/46  1,000 971
Delaware River & Bay Auth., 5.00%, 1/1/41  480 515
Delaware River & Bay Auth., Series A, 5.00%, 1/1/49  1,000 1,065
3,095
GUAM  0.4%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,295
1,295
NEW JERSEY  88.6%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/47 (1) 2,000 1,850
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,157
Bridgewater-Raritan Regional School Dist., New Jersey School
Bonds, GO, 0.05%, 7/15/48  2,000 601
City of Summit, GO, 4.00%, 7/15/41  855 861
City of Summit, GO, 4.00%, 7/15/42  1,360 1,364
City of Summit, GO, 4.00%, 7/15/44  1,360 1,350
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,100 948
Essex County Improvement Auth., Charter School, 4.00%,
6/15/56  2,045 1,726
Essex County Improvement Auth., Family Court Building
Project, Series 2023, 5.00%, 7/3/24  1,400 1,401
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (2) 2,205 2,358
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (1) 2,000 2,097
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39  450 454
Gloucester County Improvement Auth., Rowan Univ., 5.00%,
7/1/54 (3) 1,250 1,312
Hudson County Improvement Auth., Vocational Technical
Schools, 5.25%, 5/1/51  7,000 7,118
Middlesex County Improvement Auth., Rutgers Univ., Health +
Life Science, Series 2023A, 5.00%, 8/15/53  3,000 3,184
Middlesex County, Civic Square IV Redev., COP, 5.00%,
10/15/31  1,465 1,517
New Jersey, GO, 2.00%, 6/1/37  3,000 2,169
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  4,040 3,972
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,034
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/37  1,500 1,697

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38  1,000 1,124
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39  2,250 2,516
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (4) 1,500 1,295
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (5) 530 516
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (5) 1,150 1,138
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (5) 1,105 1,032
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/54 (5) 375 346
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (4) 1,000 1,008
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,564
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 2,035 2,036
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (1)(4) 1,030 1,030
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (4) 6,175 6,177
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (4) 2,000 2,001
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,312
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (4) 5,070 4,469
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (4) 1,425 1,450
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (2) 810 829
New Jersey Economic Dev. Auth., Natural Gas Company
Project, Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (4) 1,500 1,453
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (4) 2,075 2,125
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (4) 3,075 3,096
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (1) 1,000 1,027
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (1) 3,250 3,307
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,250 3,976
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35 (Prerefunded 6/15/27) (6) 1,000 1,051

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42 (Prerefunded 6/15/27) (6) 2,250 2,364
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  2,270 2,342
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  3,000 2,871
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (4) 1,765 1,754
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (4) 3,250 3,209
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  2,000 1,726
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,839
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39
(Prerefunded 7/1/24) (6) 3,275 3,278
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  6,010 6,605
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 3,539
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/25  160 162
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/35  1,000 1,027
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/36  1,640 1,682
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/37  2,000 2,047
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/47  1,600 1,608
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  1,500 1,460
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  65 65
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,500 1,130
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  1,790 1,296
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  5,000 3,633
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 4.25%, 7/1/54  1,500 1,434
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.25%, 7/1/54  1,000 1,083
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 3,724
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/30  2,000 2,044
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  2,360 2,411
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,394
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 5,077

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,575
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  2,600 2,631
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/31  2,200 2,221
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41  3,000 2,968
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 802
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,485
New Jersey HCFFA, Virtua Health, Series B, VRDN, 3.35%,
7/1/43  1,100 1,100
New Jersey HCFFA, Virtua Health, Series C, VRDN, 3.60%,
7/1/43  800 800
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.00%, 12/1/27 (4) 1,250 1,281
New Jersey Higher Ed. Student Assistance Auth., Series B,
5.00%, 12/1/25 (4) 1,000 1,013
New Jersey Higher Ed. Student Assistance Auth., Series B,
5.00%, 12/1/26 (4) 500 509
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.00%, 12/1/53 (4) 1,250 1,195
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.25%, 12/1/54 (4) 2,000 1,975
New Jersey Higher Ed. Student Assistance Auth., Series SR,
5.00%, 12/1/26 (4) 1,500 1,516
New Jersey Housing & Mortgage Fin. Agency, Forest Hill
House, Series A-1, 5.00%, 1/20/66  1,875 1,858
New Jersey Housing & Mortgage Fin. Agency, Riverview
Towers Apartment, Series 2024B, 5.25%, 12/20/65  3,425 3,476
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series H, 3.00%, 10/1/52  3,955 3,745
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  1,975 1,940
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  3,970 4,044
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 3,524
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  3,210 3,168
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  3,255 3,142
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,573
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  750 823

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,094
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,145 1,059
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,060 1,040
New Jersey Transportation Trust Fund Auth., Series AA, 4.50%,
6/15/49  2,231 2,170
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/27  500 521
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  2,950 2,802
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/50  2,790 2,581
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/35  1,665 1,751
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,325 1,410
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  5,000 5,355
New Jersey Transportation Trust Fund Auth., Series CC,
5.50%, 6/15/50  4,000 4,340
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  4,850 5,037
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/35 (7) 1,000 1,041
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 1,001
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29 (7) 1,625 1,733
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  9,510 9,841
New Jersey Turnpike Auth., Series B, 4.125%, 1/1/54  1,065 1,023
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,057
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,542
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  3,065 3,332
New Jersey Turnpike Auth., Series C, 5.00%, 1/1/45 (7) 2,000 2,124
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/45  4,580 4,606
North Hudson Sewer Auth., 5.00%, 6/1/41 (1) 1,000 1,090
North Hudson Sewer Auth., 5.00%, 6/1/42 (1) 750 821
Rutgers Univ., Series M, 5.00%, 5/1/34  1,600 1,631
Salem County PCR, Atlantic City Electric, 2.25%, 6/1/29  3,000 2,656
Somerset County Improvement Auth., County Guaranteed
Lease, 4.00%, 9/1/50  5,885 5,609
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (4) 10,200 10,339
South Jersey Transportation Auth., Transportation System,
Series A, 5.25%, 11/1/52 (3) 2,100 2,237
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  370 370
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  1,905 1,983

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,050 4,076
Township of Cherry Hill, GO, 4.00%, 7/15/39  550 556
Township of Cherry Hill, GO, 4.00%, 7/15/40  700 703
Township of Cherry Hill, GO, 4.00%, 7/15/41  700 701
Township of Cherry Hill, GO, 4.00%, 7/15/42  700 697
Township of Cherry Hill, GO, 4.00%, 7/15/43  700 691
Township of Franklin, GO, 2.00%, 3/15/36  1,255 964
Township of Franklin, GO, 2.00%, 3/15/38  1,280 949
Township of Franklin, GO, 2.00%, 3/15/39  1,280 932
Union County Improvement Auth., Administration Complex
Project, 4.125%, 4/15/54  3,000 2,900
300,581
NEW YORK  4.6%
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  1,000 1,001
Port Auth. of New York & New Jersey, Series 183, 4.00%,
12/15/38  1,000 969
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56  2,500 2,529
Port Auth. of New York & New Jersey, Series 205, 5.25%,
11/15/57  1,000 1,039
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (4) 5,000 5,156
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (4) 2,075 1,883
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (4) 1,900 2,029
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/44  1,000 1,099
15,705
PENNSYLVANIA  0.7%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (6) 400 406
Delaware River Port Auth., 5.00%, 1/1/40  2,000 2,002
2,408
PUERTO RICO  4.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 1,335 828
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 2,272 1,432
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 690 719
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  34 33
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 176

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  366 365
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  635 622
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  367 355
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  216 200
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  229 231
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 655
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,223 1,315
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 10 3
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 20 5
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (9)(10) 150 39
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 40 10
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 50 13
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 65 17
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 80 21
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 10 3
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 320 84
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 160 42
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 70 18
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 45 12
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 20 5
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 50 13
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 35 9
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 10 3

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 15 4
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 165 43
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 45 12
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 20 5
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  600 604
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,123 1,111
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  371 370
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,673
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,684 1,174
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  6,094 1,941
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,000 993
16,163
Total Investments in Securities  100.0%
(Cost $349,133) $ 339,247
Other Assets Less Liabilities 0.0% 73
Net Assets 100.0% $ 339,320
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Build America Mutual Assurance Company
(4) Interest subject to alternative minimum tax.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,751 and represents 1.1% of net assets.
(6) Prerefunded date is used in determining portfolio maturity.
(7) When-issued security

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Non-income producing
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New Jersey Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F47-054Q1 05/24